Consolidated Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.021848	$ 0.021848
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	376,660,000	369,719,000
Common stock, shares outstanding	376,660,000	369,719,000